Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net (loss) income	$ (8,396)	$ (80,956)	$ (623,479)	$ (97,418)
Other comprehensive (loss) income:
Cumulative translation adjustment	(84)	103	(101)	27
Marketwise, LLC
Net (loss) income	(8,396)	(80,956)	(623,479)	(97,418)	$ (541,091)	$ 27,993	$ 18,671
Other comprehensive (loss) income:
Cumulative translation adjustment			(101)	27	(14)	(41)	38
Total comprehensive (loss) income	$ (8,480)	$ (80,853)	$ (623,580)	$ (97,391)	$ (541,105)	$ 27,952	$ 18,709